Lease Commitments (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Description of Lessor Leasing Arrangements, Operating Leases			The Company leases its USA facilities under operating leases beginning a) January 2013 on a month to month basis and b) April 2012 through March 2017. Additionally, the Company leases its Europe facility on a three year lease beginning January 2012 through January 2015.		The Company leases its USA facilities under operating leases beginning a) February 2005 and extended through December 2012 and b) April 2012 through March 2017. Additionally, the Company leases its Europe facility on a three-year lease beginning January 2012 through January 2015.
Operating Lease, Leasing Term			April 2012 through March 2017		April 2012 through March 2017
Operating Leases, Rent Expense (in dollars)	$ 108,446	$ 113,778	$ 325,980	$ 300,754	$ 413,401	$ 222,137